Organization (Details) (USD $)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2013	May 13, 2013
Organization (Textual)
Reverse stock split	1:8 reverse split	8 to 1
Common stock shares purchased by Magnolia Lane Financial, Inc			10,000,000
Par value of common stock purchased by Magnolia Lane Financial, Inc			$ 0.0001
Shares purchased by purchaser percentage of issued and outstanding shares of company			69.57%